Cover	Jul. 18, 2022
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 18, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-40747
Entity Registrant Name	authID Inc.
Entity Central Index Key	0001534154
Entity Tax Identification Number	46-2069547
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1325 S. Colorado Blvd.
Entity Address, Address Line Two	Building A, Suite 322
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80222
City Area Code	516
Local Phone Number	274-8700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock par value $0.0001 per share
Trading Symbol	AUID
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Entity Information, Former Legal or Registered Name	Ipsidy Inc.
Former Address [Member]
Entity Addresses [Line Items]
Security Exchange Name	NASDAQ